Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized (in Shares)	2,500,000,000	2,500,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00008	$ 0.0001
Ordinary shares, shares authorized (in Shares)	192,497,500,000,000	40,000,000,000
Ordinary shares, shares issued (in Shares)	150,847,024,115	1,777,596,090
Ordinary shares, shares outstanding (in Shares)	150,847,024,115	1,777,596,090
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	7,500,000,000,000	7,500,000,000
Ordinary shares, shares issued (in Shares)	811,544,015	65,387,845
Ordinary shares, shares outstanding (in Shares)	811,544,015	65,387,845